August 10, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Northern Funds (the “Trust”)
Information Statement
(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

Enclosed for filing pursuant to Regulation 14C of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Information Statement (the “Information Statement”). This Information Statement is being filed in connection with the hiring of EARNEST Partners, LLC as a new subadviser to the Multi-Manager International Equity Fund (the “Fund”). This Information Statement is being filed pursuant to the terms of an exemptive order that the Trust has received from the Securities and Exchange Commission. The Trust intends to mail this Information Statement to shareholders of the Fund on or about August 24, 2012.

Please do not hesitate to contact me at (215) 988-1146 if you have any comments or questions.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy